Revenue - Disaggregation of revenue (Details) t in Thousands, $ in Thousands, ft³ in Billions	1 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2022 t	Jul. 31, 2021 t	Jun. 30, 2023 USD ($) $ / barrel t	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) t	Dec. 31, 2023 t	Mar. 31, 2021 ft³
Disaggregation of Revenue [Line Items]
Total operating revenues			$ 151,498	$ 140,165
Oil price per barrel (in usd per barrel) | $ / barrel			60
Revenue from contract with customer, excluding assessed tax, underutilization					$ 6,600
Decrease in revenue, demurrage cost			$ 200	0
Decrease in revenue, liquidated damages			300	300
Contract with customer, asset			$ 27,835		$ 21,297
Hilli LLC
Disaggregation of Revenue [Line Items]
Capacity, cubic feet | ft³							500.0
Increase capacity utilization, tons | t			40
Annual capacity, tons | t					1,400
Expected increase of capacity per annum | t	200	200
Expected capacity per annum | t	1,400
Hilli LLC | Scenario, Forecast
Disaggregation of Revenue [Line Items]
2023 contracted capacity, tons | t						1,440
Hilli LLC | Maximum
Disaggregation of Revenue [Line Items]
Expected increase of capacity per annum | t	400
Golar Tundra [Member]
Disaggregation of Revenue [Line Items]
Total operating revenues			$ 13,800	0
Contract with customer, asset			7,500
Other Operating Income (Expense)
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, excluding assessed tax, underutilization			2,500
Base tolling fee
Disaggregation of Revenue [Line Items]
Total operating revenues			102,251	102,251
Liquefaction services revenue
Disaggregation of Revenue [Line Items]
Total operating revenues			116,594	123,421
Amortization of deferred commissioning period revenue billing			2,043	2,043
Amortization of day 1 gain			6,219	16,286
Overproduction revenue			4,074	620
Revenue from contract with customer			2,500	2,500
Other			(493)	(279)
Liquefaction services revenue | Sales
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, excluding assessed tax, underutilization			4,100
Vessel management fees and other revenues
Disaggregation of Revenue [Line Items]
Total operating revenues			24,044	13,509
Management fee revenue			10,114	13,509
Service revenue			13,798	0
Other revenue			$ 132	$ 0